Schedule II Valuation and Qualifying Accounts - Schedule of Valuation and Qualifying Accounts (Details) - Deferred Tax Assets [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	$ 399,013	$ 146,770	$ 141,214
Additions charged to (income) expense	(3,474)	93,311	6,885
Other	43,128	158,932	(1,329)
Balance at end of year	$ 438,667	$ 399,013	$ 146,770